Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Securities
Amortized cost	$ 106,590	$ 49,970
Loans
Consumer instalment and other personal	86,103	77,164
Credit cards	9,663	8,103
Business and government	309,310	239,809
Deposits	769,478	685,631
Securitization and structured entities' liabilities	27,068	25,486
Other liabilities	44,805	37,764
Subordinated debt	8,150	6,893
Fair Value [Member]
Securities
Amortized cost	94,832	49,810
Not Carried At Fair Value [member] | At carrying value [member]
Securities
Amortized cost	106,590	49,970
Loans
Residential mortgages	148,569	135,653
Consumer instalment and other personal	85,612	76,627
Credit cards	9,387	7,827
Business and government	302,079	233,066
Loans net of allowance for loan losses	545,647	453,173
Deposits	742,419	662,050
Securitization and structured entities' liabilities	25,816	24,631
Other liabilities	4,088
Subordinated debt	8,150	6,893
Not Carried At Fair Value [member] | Fair Value [Member]
Securities
Amortized cost	94,832	49,810
Loans
Residential mortgages	142,526	135,461
Consumer instalment and other personal	83,948	76,791
Credit cards	9,387	7,827
Business and government	300,173	233,670
Loans net of allowance for loan losses	536,034	453,749
Deposits	739,339	662,781
Securitization and structured entities' liabilities	24,989	24,809
Other liabilities	3,181
Subordinated debt	$ 7,743	$ 7,087